Segment information - Contributions by Geographical Area (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	£ 14,741,000	£ 14,845,000	£ 14,429,000
Revenue less pass-through costs
Headline operating profit	1,707,000	1,750,000	1,742,000
Adjusting items within IFRS operating profit	(382,000)	(1,219,000)	(384,000)
Financing items	(330,000)	(255,000)	(138,000)
Earnings/(losses) from associates	36,000	70,000	(60,000)
Profit before taxation	1,031,000	346,000	1,160,000
Non-current assets	11,521,000	12,323,000
North America
Disclosure of geographical areas [line items]
Revenue	5,567,000	5,528,000	5,550,000
Revenue less pass-through costs	4,394,000	4,556,000	4,688,000
Headline operating profit	825,000	834,000	771,000
Non-current assets	4,736,000	5,218,000
United Kingdom
Disclosure of geographical areas [line items]
Revenue	2,185,000	2,155,000	2,004,000
Revenue less pass-through costs	1,588,000	1,626,000	1,537,000
Headline operating profit	237,000	215,000	187,000
Non-current assets	1,666,000	1,670,000
Western Continental Europe
Disclosure of geographical areas [line items]
Revenue	3,013,000	3,037,000	2,876,000
Revenue less pass-through costs	2,375,000	2,411,000	2,319,000
Headline operating profit	259,000	258,000	301,000
Non-current assets	2,512,000	2,696,000
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Revenue	3,976,000	4,125,000	3,999,000
Revenue less pass-through costs	3,002,000	3,267,000	3,256,000
Headline operating profit	386,000	443,000	483,000
Non-current assets	2,607,000	2,739,000
United States
Disclosure of geographical areas [line items]
Revenue	5,203,000	5,187,000	5,231,000
Revenue less pass-through costs	4,115,000	4,271,000	4,402,000
Headline operating profit	766,000	785,000	£ 726,000
Non-current assets	£ 4,427,000	£ 5,114,000